Other investments	12 Months Ended
Mar. 31, 2026
Other Investments
Other investments

8.	Other investments

	2026	2025
	USD	USD

Financial assets at fair value through other comprehensive income
Quoted shares
As at April 1	-	-
Reclassification from Investment in Associates during the financial year (Note 9)	1,492,955	-
	1,492,955	-
Fair value through other comprehensive income	(76,988)	-
Exchange Differences	248,626	-

As at March 31	1,664,593	-

Financial assets at fair value through profit of loss
Unquoted shares, at cost
As at April 1	-	-
Disposal during the financial year	-	-
Exchange Differences	-	-

	-	-

As at March 31	1,664,593	-